Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Average		Value of Initial
					Summary		Fixed $100
					Compensation	Average	Investment Based
					Table Total	Compensation	On:
					for	Actually Paid		Peer
	Summary	Summary	Compensation	Compensation	Non-PEO	to Non-PEO		Group
	Compensation	Compensation	Actually Paid to	Actually Paid to	Named	Named	Total	Total		Adjusted
	Table Total for	Table Total for	First	Second	Executive	Executive	Shareholder	Shareholder	Net	(Non-GAAP)
	First PEO	Second PEO	PEO	PEO	Officers	Officers	Return	Return	Income	EPS
Year	($)(1)	($)(1)	($)(1)(2)(3)	($)(1)(2)(3)	($)(1)	($)(1)(2)(3)	($)(4)	($)(4)	($ Millions)	($)(5)
2025	—	9,155,073	—	19,480,153	2,515,108	3,882,037	146.95	219.77	643.8	8.14
2024	—	8,458,360	—	8,134,821	2,608,327	2,308,963	112.54	218.59	597.5	7.53
2023	—	8,997,445	—	11,705,997	2,637,152	3,214,829	107.51	189.57	540.6	6.96
2022	7,896,758	9,325,478	3,240,794	9,622,314	1,681,129	1,025,209	87.90	137.67	458.3	5.99
2021	7,688,243	—	8,958,625	—	2,941,196	3,071,809	108.85	153.00	483.3	5.43

(1)	Mr. Petratis was our PEO from 2021 through July 2022 (“First PEO”). Mr. Stone has been our PEO since July 2022 (“Second PEO”). The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024	2025
Patrick S. Shannon	Patrick S. Shannon	Michael J. Wagnes	Michael J. Wagnes	Michael J. Wagnes
Timothy P. Eckersley	Michael J. Wagnes	Timothy P. Eckersley	Timothy P. Eckersley	Timothy P. Eckersley
Jeffrey N. Braun	Jeffrey N. Braun	David S. Ilardi	David S. Ilardi	David S. Ilardi
Luis V. Orbegoso	Timothy P. Eckersley	Robert C. Martens	Jeffrey N. Braun	Joseph C. Blasko
	David S. Ilardi		Stacy Cozad

(2)	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
(3)	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the Second PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table.

	Summary	Exclusion of	Exclusion of	Inclusion of
	Compensation	Change in	Stock Awards and	Pension	Inclusion of	Compensation
	Table Total	Pension Value for	Option Awards for	Service Cost for	Equity Values for	Actually Paid to
	Second PEO	Second PEO	Second PEO	Second PEO	Second PEO	Second PEO
Year	($)	($)	($)	($)	($)	($)
2025	9,155,073	—	(6,012,258)	—	16,337,338	19,480,153

	Average	Average	Average	Average
	Summary	Exclusion of	Exclusion of	Inclusion		Average
	Compensation	Change in	Stock Awards	of Pension	Average	Compensation
	Table	Pension	and Option	Service	Inclusion of	Actually
	Total for	Value for	Awards for	Cost for	Equity Values	Paid to
	Non-PEO	Non-PEO	Non-PEO	Non-PEO	for Non-PEO	Non-PEO
	NEOs	NEOs	NEOs	NEOs	NEOs	NEOs
Year	($)	($)	($)	($)	($)	($)
2025	2,515,108	—	(1,105,303)	—	2,472,232	3,882,037

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Change in
Fair Value
from Last
	Year-End			Day of
	Fair Value of	Change in	Vesting-	Prior Year to
	Equity Awards	Fair Value	Date Fair	Vesting	Fair Value
	Granted	from Last	Value of	Date of	at Last Day
	During	Day of Prior	Equity	Unvested	of Prior
	Year That	Year to	Awards	Equity	Year of
	Remained	Last Day of	Granted	Awards that	Equity Awards
	Unvested	Year of	During Year	Vested	Forfeited	Total –
	as of Last	Unvested	that Vested	During	During	Inclusion of
	Day of	Equity	During Year	Year for	Year for	Equity
	Year for	Awards for	for J Second	Second	Second	Values for
	Second PEO	Second PEO	PEO	PEO	PEO	Second PEO
Year	($)	($)	($)	($)	($)	($)
2025	9,320,667	6,088,506	—	928,165	—	16,337,338

Average
Change in
	Average			Fair Value
	Year-End	Average	Vesting-	from Last
	Fair Value	Change in	Date Fair	Day of Prior	Average
	of Equity	Fair Value	Value of	Year to	Fair Value
	Awards	from Last	Equity	Vesting	at Last
	Granted	Day of Prior	Awards	Date of	Day of
	During Year	Year to	Granted	Unvested	Prior
	That Remained	Last Day of	During	Equity	Year of Equity	Total –
	Unvested	Year of	Year	Awards that	Awards	Average
	as of Last	Unvested	that Vested	Vested	Forfeited	Inclusion of
	Day of	Equity	During	During	During	Equity
	Year for	Awards for	Year	Year for	Year for	Values for
	Non-PEO	Non-PEO	for Non-PEO	Non-PEO	Non-PEO	Non-PEO
	NEOs	NEOs	NEOs	NEOs	NEOs	NEOs
Year	($)	($)	($)	($)	($)	($)
2025	1,674,453	800,238	—	(2,459)	—	2,472,232

(4)	The Peer Group TSR set forth in this table utilizes the S&P 400 Capital Goods Index which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the S&P 400 Capital Goods Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
(5)	We determined adjusted (Non-GAAP) EPS to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our Second PEO and Non-PEO NEOs in 2025. More information on adjusted (Non-GAAP) EPS can be found in Appendix A, Reconciliations of GAAP and Non-GAAP Financial Measures.

Company Selected Measure Name	adjusted (Non-GAAP) EPS
Named Executive Officers, Footnote
(1)	Mr. Petratis was our PEO from 2021 through July 2022 (“First PEO”). Mr. Stone has been our PEO since July 2022 (“Second PEO”). The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024	2025
Patrick S. Shannon	Patrick S. Shannon	Michael J. Wagnes	Michael J. Wagnes	Michael J. Wagnes
Timothy P. Eckersley	Michael J. Wagnes	Timothy P. Eckersley	Timothy P. Eckersley	Timothy P. Eckersley
Jeffrey N. Braun	Jeffrey N. Braun	David S. Ilardi	David S. Ilardi	David S. Ilardi
Luis V. Orbegoso	Timothy P. Eckersley	Robert C. Martens	Jeffrey N. Braun	Joseph C. Blasko
	David S. Ilardi		Stacy Cozad

Peer Group Issuers, Footnote
(4)	The Peer Group TSR set forth in this table utilizes the S&P 400 Capital Goods Index which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the S&P 400 Capital Goods Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote
(3)	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the Second PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table.

	Summary	Exclusion of	Exclusion of	Inclusion of
	Compensation	Change in	Stock Awards and	Pension	Inclusion of	Compensation
	Table Total	Pension Value for	Option Awards for	Service Cost for	Equity Values for	Actually Paid to
	Second PEO	Second PEO	Second PEO	Second PEO	Second PEO	Second PEO
Year	($)	($)	($)	($)	($)	($)
2025	9,155,073	—	(6,012,258)	—	16,337,338	19,480,153

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Change in
Fair Value
from Last
	Year-End			Day of
	Fair Value of	Change in	Vesting-	Prior Year to
	Equity Awards	Fair Value	Date Fair	Vesting	Fair Value
	Granted	from Last	Value of	Date of	at Last Day
	During	Day of Prior	Equity	Unvested	of Prior
	Year That	Year to	Awards	Equity	Year of
	Remained	Last Day of	Granted	Awards that	Equity Awards
	Unvested	Year of	During Year	Vested	Forfeited	Total –
	as of Last	Unvested	that Vested	During	During	Inclusion of
	Day of	Equity	During Year	Year for	Year for	Equity
	Year for	Awards for	for J Second	Second	Second	Values for
	Second PEO	Second PEO	PEO	PEO	PEO	Second PEO
Year	($)	($)	($)	($)	($)	($)
2025	9,320,667	6,088,506	—	928,165	—	16,337,338

Non-PEO NEO Average Total Compensation Amount	$ 2,515,108	$ 2,608,327	$ 2,637,152	$ 1,681,129	$ 2,941,196
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,882,037	2,308,963	3,214,829	1,025,209	3,071,809
Adjustment to Non-PEO NEO Compensation Footnote
(3)	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the Second PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table.

	Average	Average	Average	Average
	Summary	Exclusion of	Exclusion of	Inclusion		Average
	Compensation	Change in	Stock Awards	of Pension	Average	Compensation
	Table	Pension	and Option	Service	Inclusion of	Actually
	Total for	Value for	Awards for	Cost for	Equity Values	Paid to
	Non-PEO	Non-PEO	Non-PEO	Non-PEO	for Non-PEO	Non-PEO
	NEOs	NEOs	NEOs	NEOs	NEOs	NEOs
Year	($)	($)	($)	($)	($)	($)
2025	2,515,108	—	(1,105,303)	—	2,472,232	3,882,037

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Average
Change in
	Average			Fair Value
	Year-End	Average	Vesting-	from Last
	Fair Value	Change in	Date Fair	Day of Prior	Average
	of Equity	Fair Value	Value of	Year to	Fair Value
	Awards	from Last	Equity	Vesting	at Last
	Granted	Day of Prior	Awards	Date of	Day of
	During Year	Year to	Granted	Unvested	Prior
	That Remained	Last Day of	During	Equity	Year of Equity	Total –
	Unvested	Year of	Year	Awards that	Awards	Average
	as of Last	Unvested	that Vested	Vested	Forfeited	Inclusion of
	Day of	Equity	During	During	During	Equity
	Year for	Awards for	Year	Year for	Year for	Values for
	Non-PEO	Non-PEO	for Non-PEO	Non-PEO	Non-PEO	Non-PEO
	NEOs	NEOs	NEOs	NEOs	NEOs	NEOs
Year	($)	($)	($)	($)	($)	($)
2025	1,674,453	800,238	—	(2,459)	—	2,472,232

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Tabular List of Most Important Financial and Non-Financial Performance Measures

The following table presents the financial and non-financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our Second PEO and Non-PEO NEOs for 2025 to Company performance. The measures in this table are not ranked.

Adjusted (Non-GAAP) EPS

Adjusted (Non-GAAP) Operating Income

Available Cash Flow

Adjusted Revenue (Non-GAAP)

Total Shareholder Return Amount	$ 146.95	112.54	107.51	87.9	108.85
Peer Group Total Shareholder Return Amount	219.77	218.59	189.57	137.67	153
Net Income (Loss)	$ 643,800,000	$ 597,500,000	$ 540,600,000	$ 458,300,000	$ 483,300,000
Company Selected Measure Amount | $ / shares	8.14	7.53	6.96	5.99	5.43
PEO Name	Mr. Stone
Equity Awards Adjustments, Footnote

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Change in
Fair Value
from Last
	Year-End			Day of
	Fair Value of	Change in	Vesting-	Prior Year to
	Equity Awards	Fair Value	Date Fair	Vesting	Fair Value
	Granted	from Last	Value of	Date of	at Last Day
	During	Day of Prior	Equity	Unvested	of Prior
	Year That	Year to	Awards	Equity	Year of
	Remained	Last Day of	Granted	Awards that	Equity Awards
	Unvested	Year of	During Year	Vested	Forfeited	Total –
	as of Last	Unvested	that Vested	During	During	Inclusion of
	Day of	Equity	During Year	Year for	Year for	Equity
	Year for	Awards for	for J Second	Second	Second	Values for
	Second PEO	Second PEO	PEO	PEO	PEO	Second PEO
Year	($)	($)	($)	($)	($)	($)
2025	9,320,667	6,088,506	—	928,165	—	16,337,338

Average
Change in
	Average			Fair Value
	Year-End	Average	Vesting-	from Last
	Fair Value	Change in	Date Fair	Day of Prior	Average
	of Equity	Fair Value	Value of	Year to	Fair Value
	Awards	from Last	Equity	Vesting	at Last
	Granted	Day of Prior	Awards	Date of	Day of
	During Year	Year to	Granted	Unvested	Prior
	That Remained	Last Day of	During	Equity	Year of Equity	Total –
	Unvested	Year of	Year	Awards that	Awards	Average
	as of Last	Unvested	that Vested	Vested	Forfeited	Inclusion of
	Day of	Equity	During	During	During	Equity
	Year for	Awards for	Year	Year for	Year for	Values for
	Non-PEO	Non-PEO	for Non-PEO	Non-PEO	Non-PEO	Non-PEO
	NEOs	NEOs	NEOs	NEOs	NEOs	NEOs
Year	($)	($)	($)	($)	($)	($)
2025	1,674,453	800,238	—	(2,459)	—	2,472,232

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted (Non-GAAP) EPS
Non-GAAP Measure Description
(5)	We determined adjusted (Non-GAAP) EPS to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our Second PEO and Non-PEO NEOs in 2025. More information on adjusted (Non-GAAP) EPS can be found in Appendix A, Reconciliations of GAAP and Non-GAAP Financial Measures.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted (Non-GAAP) Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Available Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Revenue (Non-GAAP)
Mr Petratis
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 7,896,758	$ 7,688,243
PEO Actually Paid Compensation Amount				3,240,794	$ 8,958,625
Mr Stone
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 9,155,073	$ 8,458,360	$ 8,997,445	9,325,478
PEO Actually Paid Compensation Amount	19,480,153	$ 8,134,821	$ 11,705,997	$ 9,622,314
PEO | Mr Stone | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,012,258)
PEO | Mr Stone | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,337,338
PEO | Mr Stone | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,320,667
PEO | Mr Stone | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,088,506
PEO | Mr Stone | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	928,165
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,105,303)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,472,232
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,674,453
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	800,238
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,459)